Average Annual Total Returns{- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-09 - Fidelity Advisor® Leveraged Company Stock Fund	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Since Inception		RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	22.03%	4.31%	9.81%	20.53%	1.42%	8.23%	13.97%	3.03%	7.90%	24.63%	4.55%	9.81%	27.49%	4.76%	9.65%	29.83%	5.83%	10.76%	30.00%	5.97%	7.16%	[1]	30.54%	9.33%	13.19%	31.49%	11.70%	13.56%	20.53%	2.64%	7.58%

[1]	(a) Since inception August 13, 2013.